Pensions - Investment strategy (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pensions
Fair value of assets	£ 106,139	£ 166,523
Fair value of liabilities	£ 100,835	£ 160,705
Main Scheme
Pensions
Percentage of total plan assets	90.00%	90.00%
Equities	8.40%	8.50%
Index-linked bonds	46.70%	49.40%
Government bonds	9.80%	6.20%
Corporate and other bonds	15.10%	16.80%
Real estate	4.40%	4.20%
Derivatives	8.80%	10.00%
Cash and other assets	6.80%	4.90%
Total	100.00%	100.00%
Percentage of collateral	95.00%
Maximum percentage of indirect investment by trustees	5.00%
Main Scheme | Swap
Pensions
Notional amount	£ 192,000	£ 88,000
Fair value of assets	4,573	4,706
Main Scheme | Inflation rate swaps
Pensions
Notional amount	20,000	18,000
Fair value of assets	1,408	1,390
Fair value of liabilities	796	1,716
Main Scheme | Interest rate contracts
Pensions
Notional amount	172,000	68,000
Fair value of assets	8,385	11,197
Fair value of liabilities	4,421	6,215
Main Scheme | Currency forwards
Pensions
Notional amount	12,000	11,000
Fair value of assets	61	334
Fair value of liabilities	98	38
Main Scheme | Equity and bond call options
Pensions
Notional amount		1,000
Fair value of assets	1	169
Fair value of liabilities		1
Main Scheme | Equity and bond put options
Pensions
Notional amount		3,000
Fair value of assets	1	1
Fair value of liabilities	3	19
Main Scheme | Other
Pensions
Notional amount	1,000	2,000
Fair value of assets	9	63
Fair value of liabilities	£ 10	£ 17
Quoted
Pensions
Equities	3.70%	3.90%
Index-linked bonds	46.70%	49.40%
Government bonds	9.80%	6.20%
Corporate and other bonds	10.70%	11.80%
Total	70.90%	71.30%
Unquoted
Pensions
Equities	4.70%	4.60%
Corporate and other bonds	4.40%	5.00%
Real estate	4.40%	4.20%
Derivatives	8.80%	10.00%
Cash and other assets	6.80%	4.90%
Total	29.10%	28.70%